MATERIAL ACCOUNTING POLICY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
MATERIAL ACCOUNTING POLICY INFORMATION
Schedule of transactions between company and subsidiary

	Place of	Proportion of
Name of subsidiary	incorporation	ownership interest	Principal activity
Austin American Corporation	Nevada, USA	100%	Holds interests in exploration projects